Financial Instruments - Financial instruments, changes in Fair Value of level 3 instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Beginning balance, Financial assets	€ 431,425
Ending balance, Financial assets	288,831	€ 431,425
Level 3 | Convertible loans - embedded derivative
Financial liabilities
Beginning balance, Financial liabilities		14,948
Purchases / issuances		312
Changes from fair value remeasurement		(6,326)
Conversion		(8,934)
Level 3 | RDO and 2022 PIPE Warrants
Financial liabilities
Initial recognition	34,550
Changes from fair value remeasurement	(8,979)
Foreign exchange effects	(1,116)
Ending balance, Financial liabilities	24,455
Level 3 | Promissory notes
Financial liabilities
Beginning balance, Financial liabilities		676
Purchases / issuances		1,051
Changes from fair value remeasurement		475
Foreign exchange effects		20
Conversion		€ (2,222)
Ending balance, Financial liabilities	€ 0